Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Common shares offered	10,000,000
Dividents declared	$ 15,362	$ 13,823
Dividends paid	15,362	13,823
Shares Offering April 18 [Member]
Price per share of 2012 public offering	$ 6.5
Net proceeds from 2012 public offering	62,659
Paid On February 14 [Member]
Dividends paid	6,931
Paid On May 21 [Member]
Dividends paid	$ 8,431